Schedule of other provisions (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Balance	$ 1,161	$ 2,967
Foreign exchange	(23)	(221)
Charged/(credited) to profit or loss:	1,174
Additional provisions		1,500
Reverse unused provisions	(372)	(277)
Disposals and transfers to AHFS		(1,200)
Unwinding of discount		6
Provisions utilized	(86)	(1,614)
Balance	1,854	1,161
Employee Entitlements [Member]
IfrsStatementLineItems [Line Items]
Balance	692	1,967
Foreign exchange	(27)	(165)
Charged/(credited) to profit or loss:
Additional provisions		1,312
Reverse unused provisions	(1)	(35)
Disposals and transfers to AHFS		(1,200)
Unwinding of discount		6
Provisions utilized	(86)	(1,192)
Balance	578	692
Remediation provision [member]
IfrsStatementLineItems [Line Items]
Balance	353	306
Foreign exchange	8	(37)
Charged/(credited) to profit or loss:
Additional provisions		84
Reverse unused provisions	(361)
Unwinding of discount
Provisions utilized
Balance		353
Provision for taxes other than income tax [member]
IfrsStatementLineItems [Line Items]
Balance
Foreign exchange
Charged/(credited) to profit or loss:	1,174
Additional provisions
Reverse unused provisions
Unwinding of discount
Provisions utilized
Balance	1,174
Litigation provision [member]
IfrsStatementLineItems [Line Items]
Balance		485
Foreign exchange
Charged/(credited) to profit or loss:
Reverse unused provisions		(100)
Unwinding of discount
Provisions utilized		(385)
Balance
Warranty provision [member]
IfrsStatementLineItems [Line Items]
Balance	116	210
Foreign exchange	(4)	(18)
Charged/(credited) to profit or loss:
Additional provisions		103
Reverse unused provisions	(10)	(142)
Unwinding of discount
Provisions utilized		(37)
Balance	$ 102	$ 116